Related party transactions (Schedule of Amounts Due from/to Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Related party transactions [Line Items]
Amounts due from related parties	¥ 135,245	$ 19,479	¥ 5,297
Amounts due to related parties	91,245	$ 13,142	24,917
Bigo [Member]
Related party transactions [Line Items]
Amounts due from related parties	31,528
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties	12,573		5,297
Amounts due to related parties	7,196		5,733
Guangzhou Chenjun [Member]
Related party transactions [Line Items]
Amounts due from related parties	58,144
Xingxue [Member]
Related party transactions [Line Items]
Amounts due from related parties	20,000
Amounts due to related parties	42,128
Shanghai Rongyi [Member]
Related party transactions [Line Items]
Amounts due from related parties	13,000
Shanghang [Member]
Related party transactions [Line Items]
Amounts due to related parties	10,925		10,167
Guangzhou Kuyou [Member]
Related party transactions [Line Items]
Amounts due to related parties	¥ 30,996		¥ 9,017